WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2025
WARRANT LIABILITIES
WARRANT LIABILITIES

10. WARRANT LIABILITIES

In July and September 2025, the Company issued warrants to a consultant at nil cash consideration as compensation for the consultant’s services in the field of investor relations and business development services. The warrants allowed the holder to subscribe for and purchase from the Company up to 1,000,000 shares of ordinary shares of the Company at an exercise price of US$4.0 per ordinary share (US$5.0 per ADS). The warrants are exercisable, in whole or in part, at any time from the initial exercise dates until the earlier of (i) the termination dates, or (ii) the occurrence of a fundamental transaction, which refers to events such as mergers, sales of substantially all assets, change of control transactions, or major recapitalizations that fundamentally alter the Company’s structure or ownership. The warrants shall be automatically exercised on the termination dates or immediately prior to the consummation of a fundamental transaction.

The warrants are freestanding instruments and classified as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity. The warrants are initially recognized at fair value, with subsequent changes in fair value recorded currently in earnings. The Company recognized gains from the decrease in fair value of the warrants of US$47,941 for the year ended December 31, 2025.

The following table summarizes the activities in warrants for the year ended December 31, 2025:

			Weighted Average
	Number of Warrants	Exercise Price	Remaining Life
		US$ per
		Ordinary Share	Years
Outstanding at December 31, 2024	—	—	—
Granted	10,000,000	4.00	—
Outstanding at December 31, 2025	10,000,000	4.00	2.59
Exercisable at December 31, 2025	5,000,000	4.00	2.51

The Company has measured the warrant liabilities at fair values on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2025. The Group used the binomial option pricing model to estimate the fair value of warrant liabilities using the following assumptions:

For the year ended
December 31, 2025
Risk-free interest rate	3.51% - 3.52%
Exercise price per ordinary share	US$4.00
Expected volatility range	59.60% - 60.05%
Term of warrants	2.5 - 2.7 years
Dividend yield	0%